3000 Two Logan Square

Eighteenth and Arch Streets

Philadelphia, PA 19103-2799

215.981.4000

Fax 215.981.4750

John P. Falco

direct dial: 215.981.4659

falcoj@pepperlaw.com

March 16, 2018

Via EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	FundVantage Trust 1933 Act File No. 333-141120 1940 Act File No. 811-22027

Ladies and Gentlemen:

Pursuant to Rule 485(a) under the Securities Act of 1933 (the “Act”), FundVantage Trust (the “Trust”) is hereby transmitting for filing Post-Effective Amendment No. 185 to the Trust’s Registration Statement on Form N-1A (the “Amendment”). The Amendment relates to the Pacific Capital U.S. Government Money Market Fund (the “Fund”) and is being filed for the purposes of registering new Investor Class shares and to make certain other non-material changes.

If you have any questions or if there is any way we can facilitate your review of the Amendment, please contact me at 215.981.4659 or in my absence, John M. Ford, Esq. of this office at 215.981.4009.

Very truly yours,

/s/ John P. Falco

John P. Falco

cc:	Joel L. Weiss, President of FundVantage Trust John M. Ford, Esq.

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